Document and Entity Information	Feb. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	Provident Bancorp, Inc. /MD/
Entity Incorporation, State or Country Code	MD
Entity File Number	333-232018
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	5 MARKET STREET
Entity Address, City or Town	AMESBURY
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01913
City Area Code	978
Local Phone Number	834-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001778784
Title of 12(b) Security	Common stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ